Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Abacus FCF ETF Trust
Entity Central Index Key	0001604813
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Abacus FCF Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Leaders ETF
Class Name	Abacus FCF Leaders ETF
Trading Symbol	ABFL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abacus FCF Leaders ETF for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abfl/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that ocurred during and after the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abfl/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Leaders ETF	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/abfl/ for more recent performance information.
Net Assets	$ 670,726,405
Holdings Count | $ / shares	132
Advisory Fees Paid, Amount	$ 1,597,405
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$670,726,405
Number of Holdings	132
Net Advisory Fee	$1,597,405
Portfolio Turnover	34%
30-Day SEC Yield	0.70%
30-Day SEC Yield Unsubsidized	0.70%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	6.6%
Apple, Inc.	6.0%
AppLovin Corp.	3.1%
Home Depot, Inc.	3.0%
Mastercard, Inc.	2.9%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.5%
American Express Co.	2.0%
Accenture PLC	1.9%
International Business Machines Corp.	1.8%

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus, which is available at https://abacusfcf.com/abfl/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser:
On December 2, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the fund name changed to Abacus FCF Leaders ETF (formerly FCF US Quality ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Life, Inc. The Fund ticker also changed to ABFL (formerly TTAC).
Other Material Fund Changes:
Effective December 27, 2024, the Trust changed its name to Abacus FCF ETF Trust (formerly TrimTabs ETF Trust).
Fee Change:
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.49%.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://abacusfcf.com/abfl/
Abacus FCF International Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF International Leaders ETF
Class Name	Abacus FCF International Leaders ETF
Trading Symbol	ABLG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abacus FCF International Leaders ETF for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/ablg/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that ocurred during and after the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/ablg/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF International Leaders ETF	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/ablg/ for more recent performance information.
Net Assets	$ 126,868,509
Holdings Count | $ / shares	138
Advisory Fees Paid, Amount	$ 256,984
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$126,868,509
Number of Holdings	138
Net Advisory Fee	$256,984
Portfolio Turnover	28%
30-Day SEC Yield	2.21%
30-Day SEC Yield Unsubsidized	2.21%

Holdings [Text Block]

Top 10 Issuers (% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	6.3%
Roche Holding AG	2.9%
Dollarama, Inc.	2.8%
Accenture PLC	2.5%
RELX PLC	2.2%
BHP Group Ltd.	2.1%
Novartis AG	2.0%
Industria de Diseno Textil SA	1.9%
PDD Holdings, Inc.	1.8%
Deutsche Telekom AG	1.7%

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus, which is available at https://abacusfcf.com/ablg/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser:
On December 2, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the fund name changed to Abacus FCF International Leaders ETF (formerly FCF International Quality ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Life, Inc. The Fund ticker also changed to ABLG (formerly TTAI).
Other Material Fund Changes:
Effective December 27, 2024, the Trust changed its name to Abacus FCF ETF Trust (formerly TrimTabs ETF Trust).
Fee Change:
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.54%.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://abacusfcf.com/ablg/
Abacus Tactical High Yield ETF
Shareholder Report [Line Items]
Fund Name	Abacus Tactical High Yield ETF
Class Name	Abacus Tactical High Yield ETF
Trading Symbol	ABHY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abacus Tactical High Yield ETF for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abhy/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that ocurred during and after the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abhy/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus Tactical High Yield ETF	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/abhy/ for more recent performance information.
Net Assets	$ 2,871,474
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 81,907
Investment Company Portfolio Turnover	242.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$2,871,474
Number of Holdings	10
Net Advisory Fee	$81,907
Portfolio Turnover	242%
30-Day SEC Yield	4.51%
30-Day SEC Yield Unsubsidized	4.51%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	33.9%
SPDR Portfolio High Yield Bond ETF	22.1%
iShares Broad USD High Yield Corporate Bond ETF	19.8%
Xtrackers USD High Yield Corporate Bond ETF	14.8%
Ishares Trust-Ishares iboxx $ High Yield Corporate Bond Etf	12.6%
SPDR Bloomberg High Yield Bond ETF	7.9%
iShares 0-5 Year High Yield Corporate Bond ETF	7.4%
SPDR Bloomberg Short-Term High Yield Bond ETF	5.6%
VanEck Fallen Angel High Yield Bond ETF	4.9%
iShares Fallen Angels USD Bond ETF	4.8%

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus, which is available at https://abacusfcf.com/abhy/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser:
On December 2, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. Effective December 10, 2024, the sub-advisory agreement with Donoghue Forlines LLC terminated and FCF Advisors LLC assumed day-to-day portfolio management responsibilities for the Fund. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the fund name changed to Abacus Tactical High Yield ETF (formerly Donoghue Forlines Tactical High Yield ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Life, Inc. The Fund ticker also changed to ABHY (formerly DFHY).
Other Material Fund Changes:
Effective December 27, 2024, the Trust changed its name to Abacus FCF ETF Trust (formerly TrimTabs ETF Trust).
Fee Change:
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.59%. The Adviser also contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://abacusfcf.com/abhy/
Abacus FCF Innovation Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Innovation Leaders ETF
Class Name	Abacus FCF Innovation Leaders ETF
Trading Symbol	ABOT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abacus FCF Innovation Leaders ETF for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abot/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during and after the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abot/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Innovation Leaders ETF	$38	0.69%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/abot/ for more recent performance information.
Net Assets	$ 7,530,492
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 109,978
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$7,530,492
Number of Holdings	101
Net Advisory Fee	$109,978
Portfolio Turnover	37%
30-Day SEC Yield	0.21%
30-Day SEC Yield Unsubsidized	0.21%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Apple, Inc.	9.2%
Broadcom, Inc.	5.5%
AbbVie, Inc.	2.8%
Johnson & Johnson	2.8%
Salesforce, Inc.	2.6%
ServiceNow, Inc.	2.3%
International Business Machines Corp.	2.3%
Merck & Co., Inc.	2.3%
Mount Vernon Liquid Assets Portfolio, LLC	2.3%
Palantir Technologies, Inc.	2.3%

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus, which is available at https://abacusfcf.com/abot/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser:
On December 2, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. Effective December 10, 2024, the sub-advisory agreement with Donoghue Forlines LLC terminated and FCF Advisors LLC assumed day-to-day portfolio management responsibilities for the Fund. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the fund name changed to Abacus FCF Innovation Leaders ETF (formerly Donoghue Forlines Innovation ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Life, Inc. The Fund ticker also changed to ABOT (formerly DFNV).
Other Material Fund Changes:
Effective December 27, 2024, the Trust changed its name to Abacus FCF ETF Trust (formerly TrimTabs ETF Trust).
Fee Change:
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.59%. The Adviser also contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://abacusfcf.com/abot/
Abacus FCF Real Assets Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Real Assets Leaders ETF
Class Name	Abacus FCF Real Assets Leaders ETF
Trading Symbol	ABLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abacus FCF Real Assets Leaders ETF for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abld/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that ocurred during and after the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abld/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Real Assets Leaders ETF	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/abld/ for more recent performance information.
Net Assets	$ 7,225,416
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 98,588
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$7,225,416
Number of Holdings	75
Net Advisory Fee	$98,588
Portfolio Turnover	35%
30-Day SEC Yield	4.83%
30-Day SEC Yield Unsubsidized	4.83%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	15.9%
Petroleo Brasileiro SA	4.6%
Exxon Mobil Corp.	3.0%
Shell PLC	3.0%
Chevron Corp.	2.9%
ONEOK, Inc.	2.7%
Energy Transfer LP	2.6%
BHP Group Ltd.	2.6%
MPLX LP	2.5%
TotalEnergies SE	2.5%

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus, which is available at https://abacusfcf.com/abld/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser:
On December 2, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. Effective December 10, 2024, the sub-advisory agreement with Donoghue Forlines LLC terminated and FCF Advisors LLC assumed day-to-day portfolio management responsibilities for the Fund. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the fund name changed to Abacus FCF Real Assets Leaders ETF (formerly Donoghue Forlines Yield Enhanced Real Asset ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Life, Inc. The Fund ticker also changed to ABLD (formerly DFRA).
Other Material Fund Changes:
Effective December 27, 2024, the Trust changed its name to Abacus FCF ETF Trust (formerly TrimTabs ETF Trust).
Fee Change:
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.59%. The Adviser also contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://abacusfcf.com/abld/